RULE 497 FILING

On behalf of the Goldman Sachs Retirement Portfolio Completion Fund (the “Fund”), a series of Goldman Sachs Trust, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information. The interactive data file included as an exhibit to this filing relates to the supplement filed with the Securities and Exchange Commission on behalf of the Fund pursuant to Rule 497(e) and Rule 497(k) on December 18, 2015 (Accession Nos. 0001193125-15-406519 and 0001193125-15-406544), which is incorporated by reference into this Rule 497 filing.